Shareholders’ Equity (Details Narrative) - $ / shares	6 Months Ended	12 Months Ended
	May 31, 2024	Nov. 30, 2023	May 09, 2024	Jul. 18, 2023	Nov. 30, 2022
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000			1,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Preferred stock, shares issued	0	0			0
Preferred stock, shares outstanding	0	0			0
Warrant [Member]
Class of Stock [Line Items]
Warrant expire term	5 years	5 years
Warrant price	$ 0.01	$ 0.01
Price per share	$ 18.00	$ 18.00
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	479,000,000	479,000,000			479,000,000
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, voting rights	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class A ordinary shares are entitled to one vote for each share.
Common stock, shares issued	532,500	532,500			532,500
Common stock, shares outstanding	532,500	532,500			532,500
Ordinary shares possible redemption	4,663,957	7,495,670	2,831,713	4,004,330	11,500,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	20,000,000	20,000,000			20,000,000
Common stock, par value	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, voting rights	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.	Holders of the Company’s Class B ordinary shares are entitled to one vote for each share.
Common stock, shares issued	2,875,000	2,875,000			2,875,000
Common stock, shares outstanding	2,875,000	2,875,000			2,875,000
[custom:PercentageOfSharesIssuedAndOutstanding-0]					20.00%
Common Class B [Member] | Sponser [Member]
Class of Stock [Line Items]
[custom:PercentageOfSharesIssuedAndOutstanding-0]		20.00%